CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	AltC Acquisition Corp. Class A Common Stock Common Stock	AltC Acquisition Corp. Class B Common Stock Common Stock	AltC Acquisition Corp. Additional Paid-in Capital	AltC Acquisition Corp. Accumulated Deficit	AltC Acquisition Corp.	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance as of beginning at Dec. 31, 2021	$ 145	$ 1,250		$ (13,185,226)	$ (13,183,831)	$ 463	$ 565,821	$ (19,296,896)	$ (18,730,612)
Balance at the beginning (in shares) at Dec. 31, 2021	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Re-measurement for Class A common stock to redemption amount				(4,544,687)	(4,544,687)
Net income (loss)				3,925,770	3,925,770			(10,023,891)	(10,023,891)
Balance as of ending at Dec. 31, 2022	$ 145	$ 1,250	$ 0	(13,804,143)	(13,802,748)	477	1,209,244	(29,320,787)	(28,111,066)
Balance at the end (in shares) at Dec. 31, 2022	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Re-measurement for Class A common stock to redemption amount				(3,216,277)	(3,216,277)
Net income (loss)				3,090,679	3,090,679			(4,708,973)	(4,708,973)
Balance as of ending at Mar. 31, 2023	$ 145	$ 1,250		(13,929,741)	(13,928,346)	477	1,257,485	(34,029,760)	(32,771,798)
Balance at the end (in shares) at Mar. 31, 2023	1,450,000	12,500,000
Balance as of beginning at Dec. 31, 2022	$ 145	$ 1,250	0	(13,804,143)	(13,802,748)	477	1,209,244	(29,320,787)	(28,111,066)
Balance at the beginning (in shares) at Dec. 31, 2022	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Re-measurement for Class A common stock to redemption amount			(2,560,201)	(12,225,559)	(14,785,760)
Underwriter fee waiver			10,500,000		10,500,000
Excise tax liability				(2,159,147)	(2,159,147)
Net income (loss)				11,868,205	11,868,205			(32,172,657)	(32,172,657)
Balance as of ending at Dec. 31, 2023	$ 145	$ 1,250	7,939,799	(16,320,644)	(8,379,450)	484	2,100,903	(61,493,444)	(59,392,057)
Balance at the end (in shares) at Dec. 31, 2023	1,450,000	12,500,000
Increase (Decrease) in Stockholders' Equity
Re-measurement for Class A common stock to redemption amount			(1,495,821)		(1,495,821)
Net income (loss)				1,528,369	1,528,369			(24,022,085)	(24,022,085)
Balance as of ending at Mar. 31, 2024	$ 145	$ 1,250	$ 6,443,978	$ (14,792,275)	$ (8,346,902)	$ 506	$ 3,208,277	$ (85,515,529)	$ (82,306,746)
Balance at the end (in shares) at Mar. 31, 2024	1,450,000	12,500,000